Other Losses (Tables)	12 Months Ended
Dec. 31, 2023
Other Losses [Abstract]
Schedule of Other Losses
	Year ended December 31,
	2023	2022	2021
Bad debt provision of trade receivables	-	(53,991)	-
Impairment of long-lived assets	-	(39,778)	(12,500)
Loss on disposal of subsidiaries*	(342,953)	-	-
Others	(1)	(4,881)	(4,825)
	(342,954)	(98,650)	(17,325)

Schedule of Sale of Subsidiary
Fair value of the consideration	1
Net asset of the disposed asset	(344,243)
Loss on sale before foreign currency translation effect	(344,242)
Foreign currency translation effect	1,289
Loss on disposal of a subsidiary	(342,953)

Carrying amount of the investment cost of the disposed subsidiary:
Cash	374,556
Trade receivables	3,292
Other current assets	1,413,838
Total assets	1,791,686

Short-term loan	(1,126,776)
Other current liabilities	(320,667)
Total liabilities	(1,447,443)

Net assets	344,243